UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   June 30, 2007
Check here if Amendment |_|; Amendment Number:

Institutional Investment Manager Filing this Report:

Name:             Heitman Real Estate Securities LLC
Address:          191 North Wacker Drive
                  Suite 2500
                  Chicago, IL  60606

Form 13F File Number:      28-04321

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Nancy B. Lynn
Title:       Vice President
Phone:       312-849-4153

Signature, Place and Date of Signing:



/s/ Nancy B. Lynn                   Chicago, IL      08/13/07
--------------------------------    -------------    ------------------
[Signature]                         [City, State]    [Date]

Report Type (Check only one):

|_| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|X| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                Name

028-01190                           Frank Russell Company
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Manager:        FIVE (5)

Form 13F Information Table Entry Total:  137

Form 13F Information Table Value Total:  4,679,071

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number        Name

1         028-11931                   Old Mutual (US) Holdings, Inc.

2         028-11581                   Old Mutual Capital, Inc.

3         028-598                     The Penn Mutual Life Insurance Company

4         028-12002                   Heitman LLC

5         028-12003                   KE I LLC

                              TITLE OF                  VALUE   SHARES/  SH/ PUT/  INVSTMT   OTHER     VOTING AUTHORITY
    NAME OF ISSUER             CLASS          CUSIP    (x1000)  PRN AMT  PRN CALL  DSCRETN  MANAGERS SOLE    SHARED    NONE
-----------------------       --------      ---------  -------  -------  --- ----  ------- --------- ----    ------    ----
Acadia Realty Trust         COM             004239109   15567     599894 SH        Defined  145       244371           355523
Acadia Realty Trust         COM             004239109     480      18500 SH        Other    1245       18500
Acadia Realty Trust         COM             004239109     231       8900 SH        Other    1345        8900
Alexandria Real Estate
 Equities Inc               COM             015271109   85392     881969 SH        Defined  145       293713           588256
Alexandria Real Estate
 Equities Inc.              COM             015271109    2532      26150 SH        Other    1245       26150
Alexandria Real Estate
 Equities Inc.              COM             015271109    1249      12900 SH        Other    1345       12900
AMB Property Corp           COM             00163T109  120823    2270256 SH        Defined  145       865414          1404842
AMB Property Corp           COM             00163T109    4123      77473 SH        Other    1245       77473
AMB Property Corp           COM             00163T109    2049      38500 SH        Other    1345       38500
American Financial
 Realty Trust               COM SH BEN INT  02607P305    5773     559400 SH        Defined  145                        559400
Archstone-Smith Trust       COM SHS         039583109  185389    3136340 SH        Defined  145      1180445          1955895
Archstone-Smith Trust       COM SHS         039583109    6442     108983 SH        Other    1245      108983
Archstone-Smith Trust       COM SHS         039583109    3211      54326 SH        Other    1345       54326
Avalonbay Communities Inc   COM             053484101  221943    1866947 SH        Defined  145       704669          1162278
Avalonbay Communities,
 Inc.                       COM             053484101    7592      63866 SH        Other    1245       63866
Avalonbay Communities,
 Inc.                       COM             053484101    3768      31700 SH        Other    1345       31700
Biomed Realty Trust Inc     COM             09063H107   12023     478605 SH        Defined  145       257664           220941
Biomed Realty Trust Inc     COM             09063H107     799      31800 SH        Other    1245       31800
Biomed Realty Trust Inc     COM             09063H107     435      17300 SH        Other    1345       17300
Boston Properties Inc       COM             101121101  257704    2523290 SH        Defined  145       954806          1568484
Boston Properties, Inc.     COM             101121101    6657      65184 SH        Other    1245       65184
Boston Properties, Inc.     COM             101121101    3309      32400 SH        Other    1345       32400
Brandywine Realty
 Trust                      COM             105368203    5999     209900 SH        Defined  145                        209900
BRE Properties Inc          COM             05564E106   86902    1465718 SH        Defined  145       549225           916493
BRE Properties, Inc.        COM             05564E106    3056      51544 SH        Other    1245       51544
BRE Properties, Inc.        COM             05564E106    1518      25600 SH        Other    1345       25600
Brookfield Properties
 Corp                       COM             112900105   50320    2069920 SH        Defined  145      1594463           475457
Brookfield Properties
 Corp.                      COM             112900105    4191     172417 SH        Other    1245      172417
Brookfield Properties
 Corp.                      COM             112900105    2082      85650 SH        Other    1345       85650
Camden Property Trust       COM             133131102  113367    1692806 SH        Defined  145       654045          1038761
Camden Property Trust       COM             133131102    4043      60363 SH        Other    1245       60363
Camden Property Trust       COM             133131102    2009      30000 SH        Other    1345       30000
CBL & Associates
 Properties Inc             COM             124830100    2300      63800 SH        Defined  145                         63800
Cogdell Spencer Inc         COM             19238U107    2298     111600 SH        Defined  145                        111600
Colonial Properties
 Trust                      COM SH BEN INT  195872106   64118    1759079 SH        Defined  145       583786          1175293
Colonial Properties
 Trust                      COM SH BEN INT  195872106    1979      54284 SH        Other    1245       54284
Colonial Properties
 Trust                      COM SH BEN INT  195872106     984      27000 SH        Other    1345       27000
Corporate Office
 Properties Trust           COM SH BEN INT  22002T108   83548    2037252 SH        Defined  145       720185          1317067
Corporate Office
 Properties Trust           COM SH BEN INT  22002T108    3668      89437 SH        Other    1245       89437
Corporate Office
 Properties Trust           COM SH BEN INT  22002T108    1821      44400 SH        Other    1345       44400
Developers Diversified
 Realty Corp                COM             251591103   60789    1153272 SH        Defined  145       300667           852605
Developers Diversified
 Realty Corp.               COM             251591103    2320      44011 SH        Other    1245       44011
Developers Diversified
 Realty Corp.               COM             251591103    1123      21300 SH        Other    1345       21300
DiamondRock Hospitality
 Company                    COM             252784301   62191    3259464 SH        Defined  145      1217246          2042218
DiamondRock Hospitality
 Company                    COM             252784301    2313     121244 SH        Other    1245      121244
DiamondRock Hospitality
 Company                    COM             252784301    1139      59700 SH        Other    1345       59700
Digital Realty Trust
 Inc                        COM             253868103   51908    1377612 SH        Defined  145       507348           870264
Digital Realty Trust
 Inc.                       COM             253868103    1806      47938 SH        Other    1245       47938
Digital Realty Trust
 Inc.                       COM             253868103     897      23800 SH        Other    1345       23800
Duke Realty
 Corporation                COM             264411505    2508      70300 SH        Defined  145                         70300
EastGroup Properties
 Inc                        COM             277276101     903      20600 SH        Defined  145        20600
Entertainment
 Properties Trust           COM SH BEN INT  29380T105   25194     468472 SH        Defined  145        45772           422700
Equity Lifestyle
 Properties Inc             COM             29472R108   44845     859263 SH        Defined  145       315632           543631
Equity Lifestyle
 Properties, Inc.           COM             29472R108    1607      30786 SH        Other    1245       30786
Equity Lifestyle
 Properties, Inc.           COM             29472R108     799      15300 SH        Other    1345       15300
Equity Residential          COM SH BEN INT  29476L107   90907    1992257 SH        Defined  145       808225          1184032
Equity Residential          COM SH BEN INT  29476L107    3546      77716 SH        Other    1245       77716
Equity Residential          COM SH BEN INT  29476L107    1761      38600 SH        Other    1345       38600
Extra Space Storage Inc     COM             30225T102    2393     145010 SH        Defined  145                        145010
Federal Realty
 Investment Trust           COM             313747206  102721    1329551 SH        Defined  145       493087           836464
Federal Realty
 Investment Trust           COM             313747206    3433      44436 SH        Other    1245       44436
Federal Realty
 Investment Trust           COM             313747206    1707      22100 SH        Other    1345       22100
General Growth
 Properties Inc             COM             370021107  189892    3586254 SH        Defined  145      1321918          2264336
General Growth
 Properties, Inc.           COM             370021107    6535     123411 SH        Other    1245      123411
General Growth
 Properties, Inc.           COM             370021107    3246      61300 SH        Other    1345       61300
Getty Realty Group          COM             374297109    2344      89200 SH        Defined  145                         89200
Glimcher Realty Trust       COM SH BEN INT  379302102    4850     194000 SH        Defined  145                        194000
GMH Communities Trust       COM SH BEN INT  36188G102   40064    4134576 SH        Defined  145      1219562          2915014
GMH Communities Trust       COM SH BEN INT  36188G102    1215     125352 SH        Other    1245      125352
GMH Communities Trust       COM SH BEN INT  36188G102     592      61100 SH        Other    1345       61100
Health Care Property
 Investors Inc              COM             421915109    2855      98700 SH        Defined  145                         98700
Health Care REIT Inc        COM             42217K106   64786    1605200 SH        Defined  145       137100          1468100
Hospitality Properties
 Trust                      COM SH BEN INT  44106M102    4149     100000 SH        Defined  145                        100000
Host Hotels & Resorts
 Inc                        COM             44107P104  261670   11317905 SH        Defined  145      4135270          7182635
Host Hotels & Resorts,
 Inc.                       COM             44107P104    6982     301982 SH        Other    1245      301982
Host Hotels & Resorts,
 Inc.                       COM             44107P104    3467     149969 SH        Other    1345      149969
HRPT Properties Trust       COM SH BEN INT  40426W101   14690    1412500 SH        Defined  145                       1412500
Kilroy Realty Corp          COM             49427F108    6843      96591 SH        Defined  145        78732            17859
Kilroy Realty Corp.         COM             49427F108     453       6400 SH        Other    1245        6400
Kimco Realty Corporation    COM             49446R109  133795    3514441 SH        Defined  145      1285133          2229308
Kimco Realty Corporation    COM             49446R109    4547     119427 SH        Other    1245      119427
Kimco Realty Corporation    COM             49446R109    2258      59300 SH        Other    1345       59300
Kite Realty Group Trust     COM             49803T102   41124    2162162 SH        Defined  145       875874          1286288
Kite Realty Group Trust     COM             49803T102    1466      77062 SH        Other    1245       77062
Kite Realty Group Trust     COM             49803T102     728      38300 SH        Other    1345       38300
LaSalle Hotel Properties    COM             517942108   41510     956016 SH        Defined  145       428123           527893
LaSalle Hotel Properties    COM             517942108    2219      51108 SH        Other    1245       51108
LaSalle Hotel Properties    COM             517942108     986      22700 SH        Other    1345       22700
Lexington Corporate
 Properties Trust           COM SHS         529043101    8087     388800 SH        Defined  145                        388800
Liberty Property Trust      COM             531172104    5794     131900 SH        Defined  145                        131900
Medical Properties
 Trust Inc                  COM             58463J304   10409     786800 SH        Defined  145                        786800
National Retail
 Properties Inc             COM             637417106    2184      99900 SH        Defined  145                         99900
Nationwide Health
 Properties Inc             COM             638620104   53685    1973706 SH        Defined  145       187903          1785803
Omega Healthcare
 Investors Inc              COM             681936100    2425     153200 SH        Defined  145                        153200
Plum Creek Timber Co
 Inc                        COM             729251108   52358    1256800 SH        Defined  145        84000          1172800
Post Properties Inc         COM             737464107    2393      45900 SH        Defined  145                         45900
ProLogis                    COM SHS         743410102  208162    3658388 SH        Defined  145      1376917          2281471
ProLogis                    COM SHS         743410102    6927     121739 SH        Other    1245      121739
ProLogis                    COM SHS         743410102    3442      60500 SH        Other    1345       60500
PS Business Parks Inc       COM             69360J107   50165     791614 SH        Defined  145       322485           469129
PS Business Parks Inc.      COM             69360J107    1788      28211 SH        Other    1245       28211
PS Business Parks Inc.      COM             69360J107     887      14000 SH        Other    1345       14000
Public Storage Inc          COM             74460D109  186915    2433151 SH        Defined  145       911531          1521620
Public Storage, Inc.        COM             74460D109    6699      87208 SH        Other    1245       87208
Public Storage, Inc.        COM             74460D109    3327      43315 SH        Other    1345       43315
Realty Income Corp          COM             756109104   30932    1227949 SH        Defined  145       105949          1122000
Regency Centers Corp        COM             758849103  144527    2050022 SH        Defined  145       747614          1302408
Regency Centers Corp.       COM             758849103    4784      67859 SH        Other    1245       67859
Regency Centers Corp.       COM             758849103    2376      33700 SH        Other    1345       33700
Senior Housing
 Properties Trust           COM SHS         81721M109    8494     417400 SH        Defined  145                        417400
Simon Property Group
 Inc                        COM             828806109  401865    4319271 SH        Defined  145      1623853          2695418
Simon Property Group,
 Inc.                       COM             828806109   13890     149286 SH        Other    1245      149286
Simon Property Group,
 Inc.                       COM             828806109    6894      74100 SH        Other    1345       74100
SL Green Realty Corp        COM             78440X101  161534    1303850 SH        Defined  145       432910           870940
SL Green Realty Corp        COM             78440X101    4967      40088 SH        Other    1245       40088
SL Green Realty Corp        COM             78440X101    2465      19900 SH        Other    1345       19900
Spirit Finance Corp         COM             848568309    1092      75000 SH        Defined  145                         75000
Starwood Hotels
 & Resorts Worldwide Inc    COM             85590A401   10727     159935 SH        Defined  145       122446            37489
Starwood Hotels
 & Resorts Worldwide Inc.   COM             85590A401    2281      34011 SH        Other    1245       34011
Starwood Hotels
 & Resorts Worldwide Inc.   COM             85590A401    1133      16900 SH        Other    1345       16900
Sun Communities Inc         COM             866674104    1941      65200 SH        Defined  145                         65200
Sunstone Hotel
 Investors Inc              COM             867892101    4882     171967 SH        Defined  145          167           171800
Tanger Factory Outlet
 Centers Inc                COM             875465106   41605    1110958 SH        Defined  145       401273           709685
Tanger Factory Outlet
 Centers, Inc.              COM             875465106    1403      37467 SH        Other    1245       37467
Tanger Factory Outlet
 Centers, Inc.              COM             875465106     685      18300 SH        Other    1345       18300
Taubman Centers Inc         COM             876664103  100138    2018509 SH        Defined  145       768516          1249993
Taubman Centers, Inc.       COM             876664103    3472      69992 SH        Other    1245       69992
Taubman Centers, Inc.       COM             876664103    1726      34800 SH        Other    1345       34800
UDR Inc                     COM             902653104   89882    3417580 SH        Defined  145      1267777          2149803
UDR, Inc.                   COM             902653104    3126     118854 SH        Other    1245      118854
UDR, Inc.                   COM             902653104    1546      58800 SH        Other    1345       58800
Universal Health
 Realty Income              COM SH BEN INT  91359E105    1412      42400 SH        Defined  145                         42400
U-Store-It Trust            COM             91274F104    3616     220600 SH        Defined  145                        220600
Ventas Inc                  COM             92276F100   53201    1467600 SH        Defined  145       131200          1336400
Vornado Realty Trust        COM SH BEN INT  929042109  261383    2379674 SH        Defined  145       881728          1497946
Vornado Realty Trust        COM SH BEN INT  929042109    9139      83207 SH        Other    1245       83207
Vornado Realty Trust        COM SH BEN INT  929042109    4536      41300 SH        Other    1345       41300
REPORT SUMMARY                       137 DATA RECORDS 4679071            5    OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED